Consolidated Balance Sheets - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	CAD 54,550	CAD 110,417
Accounts receivable, net (note 4)	306,872	189,658
Fuel and natural gas in storage (note 1(h))	55,718	21,625
Supplies and consumables inventory	56,546	15,568
Regulatory assets (note 7)	83,508	48,440
Prepaid expenses	38,896	26,562
Derivative instruments (note 25)	20,196	76,631
Other assets (note 12)	8,919	2,951
Assets, current, total	625,205	491,852
Property, plant and equipment, net (note 5)	7,909,493	4,889,946
Intangible assets, net (note 6)	64,108	64,989
Goodwill (note 6)	1,196,234	306,641
Regulatory assets (note 7)	467,626	243,524
Derivative instruments (note 25)	67,888	74,553
Long-term investments (note 8)	84,467	105,433
Deferred income taxes (note 20)	76,972	30,005
Restricted cash (note 1(f))	19,995	2,026,183
Other assets (note 12)	21,647	16,334
Assets	10,533,635	8,249,460
Current liabilities:
Accounts payable	150,426	90,592
Accrued liabilities	351,441	308,318
Dividends payable (note 17)	63,283	38,973
Regulatory liabilities (note 7)	47,278	47,769
Long-term debt (note 9)	15,511	10,075
Other long-term liabilities and deferred credits (note 13)	57,586	43,157
Derivative instruments (note 25)	17,721	4,178
Other liabilities	4,359	3,487
Liabilities, current, total	707,605	546,549
Long-term debt (note 9)	3,847,785	3,903,340
Convertible debentures (note 14)	1,218	358,619
Regulatory liabilities (note 7)	677,778	134,965
Deferred income taxes (note 20)	499,819	288,139
Derivative instruments (note 25)	68,769	104,647
Pension and other post-employment benefits obligation (note 10)	210,994	147,845
Other long-term liabilities (note 13)	285,106	232,449
Preferred shares, Series C (note 11)	17,396	17,552
Liabilities, noncurrent, total	5,608,865	5,187,556
Redeemable non-controlling interest (note 19)	52,128	29,434
Equity:
Preferred shares (note 15(b))	213,805	213,805
Common shares (note 15(a))	3,713,037	1,972,203
Additional paid-in capital	43,204	38,652
Deficit	(617,836)	(556,024)
Accumulated other comprehensive income (note 16)	56,820	254,927
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	3,409,030	1,923,563
Non-controlling interests (note 19)	756,007	562,358
Total equity	4,165,037	2,485,921
Commitments and contingencies (note 23)
Liabilities and equity, total	CAD 10,533,635	CAD 8,249,460